Schedule of Consolidated Balance Sheet (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Leases
Right-of-use assets – operating leases	$ 370,607	$ 393,198
Current	240,090	154,604
Non-current	135,920	241,179
Total operating lease liabilities	$ 376,010	$ 395,783